INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash expense	$ 164	$ 235	$ 379
Income tax rate	27.00%
Capital losses carried forward	$ 11,396
Non-capital tax losses carried forward	$ 7,578
Non-capital losses expiry date range	2027 to 2040